Statement of changes in equity - ZAR (R) R in Millions	Shareholders' equity	Share capital	Share-based payment reserve	Investment fair value reserve	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests	Total
Balance at beginning of year at Jun. 30, 2020	R 150,976	R 9,888	R 1,734	R 49	R 55,849	R (1,771)	R (2,332)	R 87,559	R 4,941	R 155,917
Liquidation of businesses	148							148		148
Taxation impact on disposal of investment	44							44		44
Movement in share-based payment reserve	1,945		1,945							1,945
Share-based payment expense	1,927		1,927							1,927
Deferred tax	18		18							18
Long-term incentives vested and settled			(890)					890
Sasol Khanyisa Tier 1 transaction vested and settled			(1,889)					1,889
Total comprehensive (loss)/income for the year	(6,578)			(10)	(17,097)	864	633	9,032	1,487	(5,091)
Profit	9,032							9,032	1,500	10,532
other comprehensive income/(loss) for the year	(15,610)			(10)	(17,097)	864	633		(13)	(15,623)
Dividends paid	(46)							(46)	(446)	(492)
Balance at end of year at Jun. 30, 2021	146,489	9,888	900	39	38,752	(907)	(1,699)	99,516	5,982	152,471
Disposal of businesses	452						456	(4)	(3,141)	(2,689)
Other movements	(72)							(72)	(119)	(191)
Movement in share-based payment reserve	1,318		1,318							1,318
Share-based payment expense	1,164		1,164							1,164
Deferred tax	154		154							154
Long-term incentives vested and settled			(904)					904
Total comprehensive (loss)/income for the year	40,485			(35)	(999)	907	1,656	38,956	2,711	43,196
Profit	38,956							38,956	2,716	41,672
other comprehensive income/(loss) for the year	1,529			(35)	(999)	R 907	1,656		(5)	1,524
Dividends paid	(49)							(49)	(859)	(908)
Balance at end of year at Jun. 30, 2022	188,623	9,888	1,314	4	37,753		413	139,251	4,574	193,197
Other movements	45				1		(17)	61	(37)	8
Movement in share-based payment reserve	933		933							933
Share-based payment expense	1,033		1,033							1,033
Deferred tax	(100)		(100)							(100)
Long-term incentives vested and settled			(1,349)					1,349
Total comprehensive (loss)/income for the year	21,057			16	11,932		310	8,799	516	21,573
Profit	8,799							8,799	534	9,333
other comprehensive income/(loss) for the year	12,258			16	11,932		310		(18)	12,240
Dividends paid	(13,754)							(13,754)	(433)	(14,187)
Balance at end of year at Jun. 30, 2023	R 196,904	R 9,888	R 898	R 20	R 49,686		R 706	R 135,706	R 4,620	R 201,524